Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Derivative, Fair Value, Net [Abstract]
Fair Value Measurements - Recurring Measurements (Table)
	Significant Other Observable Inputs (Level 2)
Recurring measurements:	December 31, 2021	December 31, 2020
Loan	$567,000	$615,000
Interest rate swaps	$8,824	$(2,666)